Equity Based Compensation (Details 2) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	7 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		7 Months Ended		1 Months Ended			5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Stock options	Dec. 31, 2012 Stock options	Oct. 31, 2012 Stock options	Dec. 31, 2012 Stock options Key management employees	Oct. 31, 2012 Stock options Key management employees	Dec. 31, 2012 Stock options Class A	Dec. 31, 2011 Stock options Class A	Dec. 31, 2011 Restricted Stock	Dec. 31, 2011 RSUs	Aug. 31, 2011 RSUs Market price of $6.88 per share Non-employee directors	Aug. 31, 2011 RSUs Market price of $8.60 per share Non-employee directors	Aug. 31, 2011 RSUs Market price of $5.41 per share Non-employee directors	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	May 24, 2011 Predecessor Class A	Dec. 31, 2010 Predecessor Class A	May 24, 2011 Predecessor Stock options Class A	Dec. 31, 2010 Predecessor Stock options Class A
Shares
Outstanding at beginning of year (in shares)												18,404,951
Granted (in shares)												276,480
Exercised (in shares)												606,033									231,375	7,362,057
Forfeited (in shares)												228,236
Outstanding at end of year (in shares)								617,334				17,847,162	18,404,951
Exercisable at end of year (in shares)												10,601,197
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)												$ 3.27
Outstanding at end of year (in dollars per share)												$ 3.35	$ 3.27
Exercisable at end of year (in dollars per share)												$ 3.10
Aggregate Intrinsic Value
Outstanding at end of year												$ 36,801,000	$ 28,265,000
Exercisable at end of year												24,489,000
Weighted Average Remaining Life
Outstanding at end of year												7 years 1 month 6 days	7 years 10 months 24 days
Exercisable at end of year												6 years 2 months 12 days
Number of shares granted										276,480						36,679	7,328	11,661
Market price (in dollars per share)																$ 6.88	$ 8.60	$ 5.41
Strike price (in dollars per share)									$ 3.69		$ 3.69
Strike price before revision (in dollars per share)								$ 6.88		$ 6.88
Number of awards vesting at the grant date										188,880
Percentage of awards vesting at the grant date										40.00%
Vesting period										2 years
Number of awards that will vest ratably over the next five years										87,600
Period for vesting of remaining shares										5 years
Compensation expense	1,062,000	1,062,000	4,098,000	3,186,000	3,186,000	4,248,000	4,100,000	4,200,000											15,112,000	6,699,000
Equity-based compensation expense incurred due to the accelerated vesting of stock options																			11,700,000
Payroll tax expense																			700,000
Market value used to compute cash distribution to option award holders on accelerated vesting (in dollars per share)							$ 6.88
Cash paid per share to the holders of the stock-based awards (in dollars per share)														$ 6.88	$ 6.88
Total intrinsic value of awards exercised								$ 2,500,000															$ 1,000,000	$ 1,700,000